Transactions with related parties (Details Narrative)	7 Months Ended	12 Months Ended
	Aug. 03, 2018	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($) shares	Dec. 30, 2020	Dec. 31, 2014
Long-Term Investments		$ 1,733,000		$ 1,736,000
Augustea Technoservices Ltd. and affiliates [Member]
Expiration date of agreement	June 2022
Vessels acquired	16
Common stock [Member] | Oaktree Share Repurchase Program [Member]
Shares repurchased | shares				20,000,000
Euro Member Countries, Euro
Foreign Currency Exchange Rate, Translation		1.04
Management and Directors Fees [Member]
Executive consultancy fees		$ 737,000
Management and Directors Fees [Member] | Non - Employee Directors [Member]
Annual cash retainer		15,000
Management and Directors Fees [Member] | Chairman of Audit Committee [Member]
Annual cash retainer		15,000
Management and Directors Fees [Member] | Audit Committee Member [Member]
Annual cash retainer		7,500
Management and Directors Fees [Member] | Attendance Of Meetings [Member]
Annual cash retainer		5,000
Combine Marine Ltd [Member]
Rent expense per month		2,700	€ 2,590
Alma Properties [Member]
Rent expense per month		$ 300	€ 300
Oaktree Shareholder Agreement [Member]
Expiration date of agreement		July 2, 2024	July 2, 2024
Oaktree Shareholder Agreement [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		9	9
Oaktree Shareholder Agreement [Member] | Beneficial ownership of 40% or more [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		4	4
Oaktree Shareholder Agreement [Member] | Beneficial Ownership of 25% or more but less than 40% [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		3	3
Oaktree Shareholder Agreement [Member] | Beneficial Ownership of 15% or more but less than 25% [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		2	2
Oaktree Shareholder Agreement [Member] | Beneficial ownership of 5% or more but less than 15% [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		1	1
Interchart [Member]
Ownership percentage						33.00%
Monthly lump sum fee		$ 345,000
Expiration date of agreement		Dec. 31, 2025	Dec. 31, 2025
Starocean [Member]
Ownership percentage		25.00%
Starocean [Member] | Held By Local Entrepreneurs [Member]
Ownership percentage		75.00%
CCL Pool [Member]
Ownership percentage		33.00%			25.00%
Long-Term Investments		$ 125,000